Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

19.Related party transactions and balance

On December 2, 2020, the Group disposed the long-term investment of Beijing Hengpengzhixin Automobile Sales Co., Ltd. to Kuka Technology (Tianjin) Co., Ltd. (“Kuka”) with the carrying value of RMB0.3 million at a consideration of RMB0.3 million. The ultimate beneficial owner of Kuka is Mr. Wei Wen, Chairman of the Board of Directors and CEO of the Group.

In 2019, 2020 and 2021,The Company entered into outsourcing service agreements with STDC. The outsourcing service expenses provided by STDC for the Company is RMB149, RMB1,598 and RMB2,721 for the years ended December 31, 2019, 2020 and 2021, respectively. The prepayment balance is nil, RMB469 and RMB348 for the years ended December 31, 2019, 2020 and 2021.